SCHEDULE OF CRYPOCURRENCY MINING WITHIN DISCONTINUED OPERTAIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue - Cryptocurrency mining	[1]	$ 36,672,512	$ 38,635,635	$ 24,233,463
Cost - Cryptocurrency mining		28,902,062	29,783,354	17,003,414
(Gain) on sales of cryptocurrencies				(679,111)
Impairment on property, equipment and software		(49,963)	(96,131)	(3,001,559)
Subsidy income		58,540	292,797	148,577
Interest expense		(460,544)	(580,630)	(556,434)
(Loss) from discontinued operations before income taxes			(465,791)	(6,499,276)
Income tax expense		(14,143)	(7,980)	(69,869)
NET LOSS		(1,819,387)	(697,941)	(7,081,647)
Discontinued Operations [Member]
Administrative expenses			(94,284)	1,445,272
Impairment on property, equipment and software				1,468,014
Operating (loss) from discontinued operations			(393,820)	(3,541,146)
Subsidy income				9,195
Other (loss)			(71,984)	(2,936,541)
Interest income			13	111
Interest expense				(30,895)
(Loss) from discontinued operations before income taxes			(465,791)	(6,499,276)
Income tax expense
NET LOSS			(465,791)	(6,499,276)
Net cash provided by (used in) operating activities			106,207	(1,835,015)
Net cash provided by investing activities				2,746,758
Discontinued Operations [Member] | Cryptocurrency Mining [Member]
Revenue - Cryptocurrency mining				4,108,372
Cost - Cryptocurrency mining			488,104	3,898,171
Impairment losses on cryptocurrencies				1,517,172
(Gain) on sales of cryptocurrencies				$ (679,111)

[1]	Revenues by operating segments exclude intercompany transactions.